ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	121,464	102,490
Less: Allowance for doubtful accounts	(14,639)	(34,584)
Accounts receivable, net	106,825	67,906

Allowance for doubtful accounts:

	As of December 31,
	2011	2012
	RMB	RMB
Balance at beginning of year	(458)	(14,639)
Addition	(14,181)	(24,796)
Written off	—	4,851
Balance at end of year	(14,639)	(34,584)